Current and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Current And Deferred Taxes Explanatory [Abstract]
Schedule of current taxes
	As of December 31,
	2020	2019
	MCh$	MCh$

Summary of current tax liabilities (assets)
Current tax (assets)		(11,648)
Current tax liabilities	12,977	-

Total tax payable (recoverable)	12,977	(11,648)

(Assets) liabilities current taxes detail (net)
Income tax, tax rate	174,205	153,424
Minus:
Provisional monthly payments	(157.648)	(159,943)
Credit for training expenses	(2.137)	(2,145)
Grant credits	(1.360)	(1,149)
Other	(83)	(1,835)
Total tax payable	12,977	(11,648)

Schedule of effect on income
	As of December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Income tax expense
Current tax	174,205	153,424	196,527

Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(28,465)	37,432	(25,517)
Valuation provision	-	-	(56)
Subtotals	145,740	190,856	170,954
Tax for rejected expenses (Article No21)	1,354	927	1,110
Other	(4,561)	(16,709)	(4,920)
Net charges for income tax expense	142,533	175,074	167,144

Schedule of effective tax rate reconciliation
	For the year ended,
	2020		2019		2018
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount

	%	MCh$	%	MCh$	%	MCh$

Tax calculated over profit before tax	27.00	187,721	27.00	214,566	27.00	207,046
Price level restatement for tax purposes (1)	(6.15)	(42,730)	(6.33)	(50,297)	(5.15)	(39,494)
Single penalty tax (rejected expenses)	0.19	1,354	0.12	927	0.14	1,110
Other	(0.55)	(3,812)	1.24	9,878	(0.20)	(1,518)
Effective tax rates and expenses for income tax	20.50	142,533	22.03	175,074	21.79	167,144

Schedule of effect of deferred taxes on comprehensive income
	As of December 31,
	2020	2019
	MCh$	MCh$
Deferred tax assets
Debt instruments at FVOCI	14,907	8,074
Cash flow hedges	36,927	10,918
Total deferred tax assets recognized through other comprehensive income	51,834	18,992

Deferred tax liabilities
Debt instruments at FVOCI	(42,371)	(15,830)
Cash flow hedges	-	-
Total deferred tax liabilities recognized through other comprehensive income	(42,371)	(15,830)

Net deferred tax balances in equity	9,463	3,162

Deferred taxes in equity attributable to shareholders of the Bank	9,776	3,444
Deferred tax in equity attributable to non-controlling interests	(313)	(282)

Schedule of effect of deferred taxes on income
	As of December 31,
	2020	2019
	MCh$	MCh$
Deferred tax assets
Interests and adjustments	8,166	9,531
Extraordinary charge-offs	17,705	15,325
Assets received in lieu of payment	1,425	1,214
Exchange rate adjustments	89	-
Property, plant and equipment valuation	- -	6,381
Allowance for loan losses	238,670	188,956
Provision for expenses	101,321	89,098
Leased assets	89,458	116,226
Subsidiaries tax losses	7,394	5,416
Right of use assets	428	249
Total deferred tax assets	464,656	432,396

Deferred tax liabilities
Valuation of investments	(19,967)	(17,518)
Fixed assets valuation	(7,394)	-
Prepaid expenses	(16,691)	(20,347)
Valuation provision	(5,775)	(6,058)
Derivatives	(37,265)	(36,512)
Exchange rate adjustments	- -	(2,817)
Other	(30)	(75)
Total deferred tax liabilities	(87,122)	(83,327)

Schedule of deferred tax assets and liabilities
	As of December 31,
	2020	2019
	MCh$	MCh$
Deferred tax assets
Recognized through other comprehensive income	51,834	18,992
Recognized through profit or loss	464,656	432,396
Total deferred tax assets	516,490	451,388

Deferred tax liabilities
Recognized through other comprehensive income	(42,371)	(15,830)
Recognized through profit or loss	(87,122)	(83,327)
Total deferred tax liabilities	(129,493)	(99,157)